                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF  A I M DISTRIBUTORS INC.
                               -----------------------

       FOR THE PERIODS FROM JANUARY 1, 1997 TO DECEMBER 31, 2000

A I M Distributors Inc.                                  74-1894784
---------------------------                              ----------
Name of Depositor or Principal Underwriter               IRS Empl. Ident. No.

11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
----------------------------------
Address

Registered Investment Companies for which the Segregated Trust Account is established and maintained

NAME:                                                    IRS Empl. Ident. No.
-----                                                    --------------------
AIM Summit Investors Plans I and                              76-6003529
AIM Summit Investors Plans II                                 76-0603043

                                 SIGNATURE
                                 ---------

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned depositor (or principal underwriter) has caused this report to be signed on its behalf in the City of Houston and State of Texas on the date of November 1, 2001

                          A I M Distributors, Inc.
                        ---------------------------
                (Name of depositor or principal underwriter)

                     BY /s/ DAWN M. HAWLEY, Vice President
                      --------------------
         (Name and Title of person signing on behalf of depositor and principal underwriter)

Period:  January 1, 1997 to December 31, 1997

Balance at beginning of period                                                                           679,519

Deposits
  Pursuant to paragraph (c) of Rule 17d-1                                               N/A
  Pursuant to paragraph (e) of Rule 27d-1                                               N/A
  Additional deposits                                                             7,084,229
  Interst Income (received or accrued)                                               31,889
  Gains or (losses) on sales of securities                                              N/A
  Unrealized appreciation (depreciation) of investment                                  410
       Total                                                                                           7,116,528

Withdrawals
  To provide refunds pursuat to paragraph (f)(1) of Rule 27d-1                       57,060
  To provide refunds pursuat to paragraph (f)(2) of Rule 27d-1                       30,089
  Other withdrawals pursuant to paragraph (f)(3) of Rule 27d-1                    6,862,498
       Total                                                                                           6,949,647

Balance at end of period                                                                                 846,400


Minimum amount required to be maintained at end of period pursuant to
  paragraph (d) of Rule 27d-1                                                       393,892

Minimum amount required to be maintained at end of period pursuant to
  paragraph (e) of Rule 27d-1                                                           N/A

Total minimum amount required to be maintained at end of period
  pursuant to Rule 27d-1                                                            393,892

Minimum amount required before withdrawals pursuant to paragraph
  (f)(3) of Rule 27d-1 may be permitted                                             512,056

Period:  January 1, 1998 to December 31, 1998

Balance at beginning of period                                                                     846,400

Deposits
  Pursuant to paragraph (c) of Rule 17d-1                                          N/A
  Pursuant to paragraph (e) of Rule 27d-1                                          N/A
  Additional deposits                                                        8,241,843
  Interst Income (received or accrued)                                          33,675
  Gains or (losses) on sales of securities                                         N/A
  Unrealized appreciation (depreciation) of investment                            (117)
       Total                                                                                     8,275,402

Withdrawals
  To provide refunds pursuat to paragraph (f)(1) of Rule 27d-1                  30,641
  To provide refunds pursuat to paragraph (f)(2) of Rule 27d-1                  17,507
  Other withdrawals pursuant to paragraph (f)(3) of Rule 27d-1               8,153,109
       Total                                                                                     8,201,257

Balance at end of period                                                                           920,545


Minimum amount required to be maintained at end of period pursuant to
  paragraph (d) of Rule 27d-1                                                  566,762

Minimum amount required to be maintained at end of period pursuant to
  paragraph (e) of Rule 27d-1                                                     N/A

Total minimum amount required to be maintained at end of period
  pursuant to Rule 27d-1                                                       566,762

Minimum amount required before withdrawals pursuant to paragraph
  (f)(3) of Rule 27d-1 may be permitted                                        736,784

Period:  January 1, 1999 to December 31, 1999


Balance at beginning of period                                                              920,545

Deposits
  Pursuant to paragraph (c) of Rule 17d-1                                    N/A
  Pursuant to paragraph (e) of Rule 27d-1                                    N/A
  Additional deposits                                                   9,049,598
  Interst Income (received or accrued)                                     45,708
  Gains or (losses) on sales of securities                                   N/A
  Unrealized appreciation (depreciation) of investment                       (129)
       Total                                                                              9,095,177
                                                                                                               Split Between
                                                                                                                Plans I & II
Withdrawals
  To provide refunds pursuat to paragraph (f)(1) of Rule 27d-1              5,260                             Summit I      5,211
  To provide refunds pursuat to paragraph (f)(2) of Rule 27d-1              3,142                             Summit II        49
  Other withdrawals pursuant to paragraph (f)(3) of Rule 27d-1          8,885,046                                           5,260
       Total                                                                              8,893,448
                                                                                                              Summit I      2,439
Balance at end of period                                                                  1,122,274           Summit II       704
                                                                                                                            3,142

Minimum amount required to be maintained at end of period pursuant to
  paragraph (d) of Rule 27d-1                                             611,674                             Summit I    520,037

Minimum amount required to be maintained at end of period pursuant to                                         Summit II    91,637
  paragraph (e) of Rule 27d-1                                                N/A                                          611,674

Total minimum amount required to be maintained at end of period
  pursuant to Rule 27d-1                                                  611,674                             Summit I    676,048

Minimum amount required before withdrawals pursuant to paragraph                                              Summit II   119,128
  (f)(3) of Rule 27d-1 may be permitted                                   795,176                                         795,176

Period:  January 1, 2000 to December 31, 2000


Balance at beginning of period                                                           1,122,274

Deposits
  Pursuant to paragraph (c) of Rule 17d-1                                    N/A
  Pursuant to paragraph (e) of Rule 27d-1                                    N/A
  Additional deposits                                                  12,316,557
  Interst Income (received or accrued)                                     51,748
  Gains or (losses) on sales of securities                                   N/A
  Unrealized appreciation (depreciation) of investment                        246
       Total                                                                            12,368,551
                                                                                                                Split Between
                                                                                                                 Plans I & II
Withdrawals
  To provide refunds pursuat to paragraph (f)(1) of Rule 27d-1              7,625                              Summit I      4,379
  To provide refunds pursuat to paragraph (f)(2) of Rule 27d-1              4,176                              Summit II     3,246
  Other withdrawals pursuant to paragraph (f)(3) of Rule 27d-1         11,949,333                                            7,625
       Total                                                                            11,961,134
                                                                                                               Summit I        -
Balance at end of period                                                                 1,529,691             Summit II     4,176
                                                                                                                             4,176

Minimum amount required to be maintained at end of period pursuant to
  paragraph (d) of Rule 27d-1                                             875,468                              Summit I    122,280

Minimum amount required to be maintained at end of period pursuant to                                          Summit II   753,187
  paragraph (e) of Rule 27d-1                                                N/A                                           875,468

Total minimum amount required to be maintained at end of period
  pursuant to Rule 27d-1                                                  875,468                              Summit I    158,965

Minimum amount required before withdrawals pursuant to paragraph                                               Summit II   979,144
  (f)(3) of Rule 27d-1 may be permitted                                 1,138,108                                        1,138,108